FAIR VALUE (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate					1.75%	0.05%
Expected life of grants (Years)						6 months
Expected volatility of underlying stock		65.00%
Dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.65%	0.08%	1.73%	0.08%
Expected life of grants (Years)	5 years	2 months 26 days	5 years	6 months	5 years
Expected volatility of underlying stock	166.00%		168.00%	99.00%	117.00%	112.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.62%	0.05%	1.46%	0.02%
Expected life of grants (Years)	4 years 3 months 29 days	0 years	4 years 3 months 29 days	0 years	6 months
Expected volatility of underlying stock	164.00%		164.00%	65.00%	98.00%	98.00%